Trade payables and other current liabilities - Narrative (Details) - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2021
Disclosure of Trade Payables and Other Current Liabilities [Line Items]
Change in accrued expenses	€ 7,413	€ 15,550
Decrease in payroll tax and other payroll liabilities	500
Decrease in bonus accrual	900
Adjustments for increase (decrease) in contract liabilities	18,100		€ 16,500
Current contract liabilities	36,172	18,100
Decrease in refund liabilities	28,200
1100 study
Disclosure of Trade Payables and Other Current Liabilities [Line Items]
Change in accrued expenses	5,300
NANORAY-312
Disclosure of Trade Payables and Other Current Liabilities [Line Items]
Decrease in accrued expenses	8,100	8,100
Change in accrued expenses	€ 1,800	11,100
Increase of other trade payables		€ 4,400